Late Remittances	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Late Remittances [Line Items]
EBP, Late Remittances [Text Block]

9. Late Remittances

During the Plan year ended December 31, 2025, employee deferrals and loan repayments in the amount of $15,279 were not applied to participants' accounts within the appropriate time period. This transaction constitutes a prohibited transaction, as defined by ERISA. Appropriate steps were taken to correct the situation during the Plan year ended December 31, 2025.